Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2014
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.

Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At June 30, 2014, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate. Furthermore, on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of December 31, 2013 and June 30, 2014, the Company owned and/or operated a fleet of 52 and 56 container vessels, respectively, with a total carrying capacity of approximately 295,872 TEU and 324,849 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.

At June 30, 2014, Costamare had 87 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for one incorporated in the Republic of the Marshall Islands, out of which 56 operate vessels, 29 have sold or disposed their vessels and are dormant, one was established to be used for future vessel acquisitions and one was established to participate in investments (Note 9).

Revenues for the six-month periods ended June 30, 2013 and 2014, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2013	2014
A	33%	27%
B	25%	28%
C	17%	14%
D	10%	8%
E	8%	19%
Total	93%	96%

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2013, filed with the SEC on February 21, 2014.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2014, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014.